Hedging derivatives - Reconciliation of components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ 295	€ 300	€ 277
Earnings (losses) recognized in other comprehensive income	(941)	(64)	8
Amounts transferred to income statements	801	(851)	1,112
Taxes	278	5	(17)
Balance at end of year	(276)	295	300
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(941)	(67)	8
Amounts transferred to income statements	801	(851)	1,112
Cash flow hedges | Interest rate including other risks
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(494)	67	(264)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(494)	69	(263)
Amounts transferred to income statements	(269)	(118)	(8)
Gain or loss in value CFE - recognized in equity	(225)	185	(256)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	155	(194)	146
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	155	(194)	145
Amounts transferred to income statements	262	132	364
Gain or loss in value CFE - recognized in equity	(107)	(326)	(218)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(350)	170	168
Amounts transferred to income statements	350	(844)	769
Gain or loss in value CFE - recognized in equity	(700)	1,014	(601)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(249)	(121)	(44)
Amounts transferred to income statements	458	(21)	(13)
Gain or loss in value CFE - recognized in equity	(707)	(100)	(31)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(3)	9	2
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	(3)	9	2
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income		3	0
Amounts transferred to income statements		0	0
Non-controlling interest	92	56	32
Taxes	278	5	(17)
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	3	0
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	€ 0	€ 3	€ 0